OPERATING LEASES - Maturity of Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2023	$ 1,328
2024	851
2025	1,151
2026	1,088
2027 and thereafter	730
Total minimum lease payments	$ 5,148	$ 7,900